UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22293

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

U.S. Large-Cap Core Fund

Investor Class (TRULX)

This semi-annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Investor Class	$33	0.64%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,531,147
Number of Portfolio Holdings	79

Portfolio Turnover Rate	37.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	29.1%
Financials	13.8
Industrials & Business Services	11.0
Communication Services	9.8
Consumer Discretionary	9.6
Health Care	9.5
Consumer Staples	5.1
Energy	4.8
Materials	4.5
Other	2.8

Top Ten Holdings (as a % of Net Assets)

Microsoft	8.6%
NVIDIA	6.5
Amazon.com	4.6
Alphabet	4.1
Apple	3.4
Broadcom	3.1
Visa	2.9
Meta Platforms	2.3
Netflix	2.1
JPMorgan Chase	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F190-053 8/25

U.S. Large-Cap Core Fund

Investor Class (TRULX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

U.S. Large-Cap Core Fund

Advisor Class (PAULX)

This semi-annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Advisor Class	$49	0.97%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,531,147
Number of Portfolio Holdings	79

Portfolio Turnover Rate	37.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	29.1%
Financials	13.8
Industrials & Business Services	11.0
Communication Services	9.8
Consumer Discretionary	9.6
Health Care	9.5
Consumer Staples	5.1
Energy	4.8
Materials	4.5
Other	2.8

Top Ten Holdings (as a % of Net Assets)

Microsoft	8.6%
NVIDIA	6.5
Amazon.com	4.6
Alphabet	4.1
Apple	3.4
Broadcom	3.1
Visa	2.9
Meta Platforms	2.3
Netflix	2.1
JPMorgan Chase	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F290-053 8/25

U.S. Large-Cap Core Fund

Advisor Class (PAULX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

U.S. Large-Cap Core Fund

I Class (RCLIX)

This semi-annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - I Class	$29	0.57%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,531,147
Number of Portfolio Holdings	79

Portfolio Turnover Rate	37.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	29.1%
Financials	13.8
Industrials & Business Services	11.0
Communication Services	9.8
Consumer Discretionary	9.6
Health Care	9.5
Consumer Staples	5.1
Energy	4.8
Materials	4.5
Other	2.8

Top Ten Holdings (as a % of Net Assets)

Microsoft	8.6%
NVIDIA	6.5
Amazon.com	4.6
Alphabet	4.1
Apple	3.4
Broadcom	3.1
Visa	2.9
Meta Platforms	2.3
Netflix	2.1
JPMorgan Chase	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F310-053 8/25

U.S. Large-Cap Core Fund

I Class (RCLIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

U.S. Large-Cap Core Fund

Z Class (TRZLX)

This semi-annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,531,147
Number of Portfolio Holdings	79

Portfolio Turnover Rate	37.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	29.1%
Financials	13.8
Industrials & Business Services	11.0
Communication Services	9.8
Consumer Discretionary	9.6
Health Care	9.5
Consumer Staples	5.1
Energy	4.8
Materials	4.5
Other	2.8

Top Ten Holdings (as a % of Net Assets)

Microsoft	8.6%
NVIDIA	6.5
Amazon.com	4.6
Alphabet	4.1
Apple	3.4
Broadcom	3.1
Visa	2.9
Meta Platforms	2.3
Netflix	2.1
JPMorgan Chase	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1270-053 8/25

U.S. Large-Cap Core Fund

Z Class (TRZLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRULX U.S. Large-Cap Core
Fund
PAULX U.S. Large-Cap Core
Fund–
.
Advisor Class
RCLIX U.S. Large-Cap Core
Fund–
.
I Class
TRZLX U.S. Large-Cap Core
Fund–
.
Z Class

T. ROWE PRICE U.S. Large-Cap Core Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 41 .19 $ 35 .65 $ 29 .21 $ 35 .84 $ 30 .66 $ 26 .76
Investment
activities
Net investment
income
(1)(2)
0 .11 0 .23 0 .25 0 .17 0 .18 0 .25
Net realized and
unrealized gain/
loss 2 .11 8 .05 6 .35 ( 5 .56 ) 7 .61 3 .91
Total from
investment
activities 2 .22 8 .28 6 .60 ( 5 .39 ) 7 .79 4 .16
Distributions
Net investment
income — ( 0 .24 ) ( 0 .16 ) ( 0 .06 ) ( 0 .17 ) ( 0 .12 )
Net realized gain — ( 2 .50 ) — ( 1 .18 ) ( 2 .44 ) ( 0 .14 )
Total distributions — ( 2 .74 ) ( 0 .16 ) ( 1 .24 ) ( 2 .61 ) ( 0 .26 )
NET ASSET
VALUE
End of period $ 43 .41 $ 41 .19 $ 35 .65 $ 29 .21 $ 35 .84 $ 30 .66

T. ROWE PRICE U.S. Large-Cap Core Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5 .39% 23 .00% 22 .60% ( 15 .16 ) % 25 .65% 15 .58%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .69%
(4)
0 .68% 0 .69% 0 .70% 0 .65% 0 .73%
Net expenses
after waivers/
payments by
Price Associates 0 .64%
(4)
0 .64% 0 .64% 0 .64% 0 .64% 0 .73%
Net investment
income 0 .54%
(4)
0 .56% 0 .78% 0 .53% 0 .51% 0 .95%
Portfolio turnover
rate 37 .2% 58 .4% 57 .1% 90 .6% 47 .9% 67 .9%
Net assets, end
of period (in
thousands) $1,920,278 $1,953,192 $1,810,992 $1,534,799 $3,187,237 $575,729
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Large-Cap Core Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 41 .22 $ 35 .67 $ 29 .23 $ 35 .91 $ 30 .69 $ 26 .79
Investment
activities
Net investment
income
(1)(2)
0 .04 0 .10 0 .15 0 .07 0 .07 0 .18
Net realized and
unrealized gain/
loss 2 .11 8 .04 6 .35 ( 5 .57 ) 7 .61 3 .90
Total from
investment
activities 2 .15 8 .14 6 .50 ( 5 .50 ) 7 .68 4 .08
Distributions
Net investment
income — ( 0 .09 ) ( 0 .06 ) — ( 0 .02 ) ( 0 .04 )
Net realized gain — ( 2 .50 ) — ( 1 .18 ) ( 2 .44 ) ( 0 .14 )
Total distributions — ( 2 .59 ) ( 0 .06 ) ( 1 .18 ) ( 2 .46 ) ( 0 .18 )
NET ASSET
VALUE
End of period $ 43 .37 $ 41 .22 $ 35 .67 $ 29 .23 $ 35 .91 $ 30 .69

T. ROWE PRICE U.S. Large-Cap Core Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5 .22% 22 .61% 22 .23% ( 15 .44 ) % 25 .25% 15 .25%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .97%
(4)
0 .95% 0 .95% 0 .97% 0 .97% 1 .01%
Net expenses
after waivers/
payments by
Price Associates 0 .97%
(4)
0 .95% 0 .95% 0 .97% 0 .97% 1 .01%
Net investment
income 0 .22%
(4)
0 .24% 0 .46% 0 .21% 0 .21% 0 .67%
Portfolio turnover
rate 37 .2% 58 .4% 57 .1% 90 .6% 47 .9% 67 .9%
Net assets, end
of period (in
thousands) $11,591 $12,604 $12,892 $9,574 $12,728 $11,850
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Large-Cap Core Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 41 .08 $ 35 .59 $ 29 .16 $ 35 .85 $ 30 .69 $ 26 .78
Investment
activities
Net investment
income
(1)(2)
0 .12 0 .26 0 .27 0 .21 0 .21 0 .29
Net realized and
unrealized gain/
loss 2 .11 8 .04 6 .34 ( 5 .57 ) 7 .60 3 .92
Total from
investment
activities 2 .23 8 .30 6 .61 ( 5 .36 ) 7 .81 4 .21
Distributions
Net investment
income — ( 0 .31 ) ( 0 .18 ) ( 0 .15 ) ( 0 .21 ) ( 0 .16 )
Net realized gain — ( 2 .50 ) — ( 1 .18 ) ( 2 .44 ) ( 0 .14 )
Total distributions — ( 2 .81 ) ( 0 .18 ) ( 1 .33 ) ( 2 .65 ) ( 0 .30 )
NET ASSET
VALUE
End of period $ 43 .31 $ 41 .08 $ 35 .59 $ 29 .16 $ 35 .85 $ 30 .69

T. ROWE PRICE U.S. Large-Cap Core Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5 .43% 23 .08% 22 .66% ( 15 .08 ) % 25 .69% 15 .76%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .57%
(4)
0 .57% 0 .58% 0 .58% 0 .57% 0 .59%
Net expenses
after waivers/
payments by
Price Associates 0 .57%
(4)
0 .57% 0 .58% 0 .58% 0 .57% 0 .58%
Net investment
income 0 .61%
(4)
0 .64% 0 .84% 0 .69% 0 .59% 1 .09%
Portfolio turnover
rate 37 .2% 58 .4% 57 .1% 90 .6% 47 .9% 67 .9%
Net assets, end
of period (in
thousands) $2,559,128 $2,492,650 $1,677,656 $1,469,403 $327,420 $67,542
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Large-Cap Core Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 41 .31 $ 35 .73 $ 29 .24 $ 35 .90 $ 30 .66 $ 19 .80
Investment
activities
Net investment
income
(2)(3)
0 .24 0 .50 0 .46 0 .39 0 .41 0 .36
Net realized and
unrealized gain/
loss 2 .12 8 .09 6 .38 ( 5 .58 ) 7 .62 10 .93
Total from
investment
activities 2 .36 8 .59 6 .84 ( 5 .19 ) 8 .03 11 .29
Distributions
Net investment
income — ( 0 .51 ) ( 0 .35 ) ( 0 .29 ) ( 0 .35 ) ( 0 .29 )
Net realized gain — ( 2 .50 ) — ( 1 .18 ) ( 2 .44 ) ( 0 .14 )
Total distributions — ( 3 .01 ) ( 0 .35 ) ( 1 .47 ) ( 2 .79 ) ( 0 .43 )
NET ASSET
VALUE
End of period $ 43 .67 $ 41 .31 $ 35 .73 $ 29 .24 $ 35 .90 $ 30 .66

T. ROWE PRICE U.S. Large-Cap Core Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
5 .71% 23 .79% 23 .40% ( 14 .62 ) % 26 .45% 57 .09%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .54%
(5)
0 .54% 0 .55% 0 .55% 0 .55% 0 .56%
(5)
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment
income 1 .19%
(5)
1 .21% 1 .42% 1 .27% 1 .16% 1 .62%
(5)
Portfolio turnover
rate 37 .2% 58 .4% 57 .1% 90 .6% 47 .9% 67 .9%
Net assets, end of
period (in millions) $15,040 $14,770 $12,479 $5,641 $3,083 $1,485
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Large-Cap Core Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  9.8%
Entertainment  2.1%
Netflix (1) 309,009 413,803
413,803
Interactive Media & Services  6.4%
Alphabet, Class C  4,530,802 803,719
Meta Platforms, Class A  602,235 444,504
1,248,223
Wireless Telecommunication Services  1.3%
T-Mobile U.S.  1,091,451 260,049
260,049
Total Communication Services 1,922,075
CONSUMER DISCRETIONARY  9.6%
Broadline Retail  4.6%
Amazon.com (1) 4,102,592 900,068
900,068
Hotels, Restaurants & Leisure  0.9%
Booking Holdings  28,760 166,499
166,499
Specialty Retail  4.1%
Lowe's  1,042,676 231,339
O'Reilly Automotive (1) 1,854,045 167,105
Ross Stores  372,524 47,527
TJX  1,508,092 186,234
Ulta Beauty (1) 345,142 161,464
793,669
Total Consumer Discretionary 1,860,236
CONSUMER STAPLES  5.1%
Beverages  1.0%
Coca-Cola  2,795,976 197,815
197,815
Consumer Staples Distribution & Retail  1.1%
Walmart  2,232,780 218,321
218,321
Food Products  0.7%
Mondelez International, Class A  2,173,708 146,595
146,595

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products  2.3%
Colgate-Palmolive  1,875,812 170,511
Procter & Gamble  1,781,465 283,823
454,334
Total Consumer Staples 1,017,065
ENERGY  4.8%
Energy Equipment & Services  1.7%
Schlumberger  4,813,766 162,705
TechnipFMC  4,711,866 162,277
324,982
Oil, Gas & Consumable Fuels  3.1%
ConocoPhillips  2,351,140 210,991
Expand Energy  1,802,899 210,831
Valero Energy  1,376,675 185,053
606,875
Total Energy 931,857
FINANCIALS  13.8%
Banks  2.8%
Huntington Bancshares  8,524,620 142,873
JPMorgan Chase  1,417,254 410,876
553,749
Capital Markets  3.7%
Charles Schwab  1,728,460 157,705
Goldman Sachs Group  347,072 245,640
S&P Global  334,860 176,568
Tradeweb Markets, Class A  1,004,150 147,008
726,921
Consumer Finance  0.9%
American Express  552,851 176,348
176,348
Financial Services  2.9%
Visa, Class A  1,596,630 566,883
566,883
Insurance  3.5%
Allstate  1,015,764 204,484
Marsh & McLennan  638,954 139,701
Progressive  770,536 205,625

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Travelers  521,705 139,577
689,387
Total Financials 2,713,288
HEALTH CARE  9.5%
Biotechnology  1.7%
Gilead Sciences  1,724,915 191,241
Vertex Pharmaceuticals (1) 314,108 139,841
331,082
Health Care Equipment & Supplies  1.5%
Abbott Laboratories  1,069,817 145,506
Stryker  370,285 146,496
292,002
Health Care Providers & Services  4.5%
Cencora  621,963 186,496
HCA Healthcare  324,656 124,376
Molina Healthcare (1) 594,536 177,112
Quest Diagnostics  981,774 176,356
UnitedHealth Group  688,801 214,885
879,225
Life Sciences Tools & Services  0.7%
Mettler-Toledo International (1) 122,281 143,646
143,646
Pharmaceuticals  1.1%
Eli Lilly  276,400 215,462
215,462
Total Health Care 1,861,417
INDUSTRIALS & BUSINESS SERVICES  11.0%
Aerospace & Defense  1.5%
General Electric  1,108,533 285,325
285,325
Commercial Services & Supplies  0.9%
Republic Services  686,799 169,372
169,372
Electrical Equipment  0.9%
AMETEK  963,296 174,318
174,318
Ground Transportation  1.7%
Norfolk Southern  781,620 200,071

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Old Dominion Freight Line  857,965 139,248
339,319
Machinery  4.0%
Deere  410,555 208,763
Ingersoll Rand  1,971,660 164,003
Parker-Hannifin  356,963 249,328
Pentair  805,050 82,646
Xylem  520,562 67,340
772,080
Professional Services  2.0%
Booz Allen Hamilton Holding  973,475 101,368
Broadridge Financial Solutions  686,303 166,792
Equifax  492,922 127,849
396,009
Total Industrials & Business Services 2,136,423
INFORMATION TECHNOLOGY  29.1%
Electronic Equipment, Instruments & Components  2.8%
Keysight Technologies (1) 1,049,371 171,950
TE Connectivity  1,309,623 220,894
Teledyne Technologies (1) 320,314 164,100
556,944
IT Services  1.2%
Accenture, Class A  780,637 233,325
233,325
Semiconductors & Semiconductor Equipment  11.5%
Analog Devices  863,012 205,414
Broadcom  2,164,882 596,750
NVIDIA  7,976,261 1,260,169
Taiwan Semiconductor Manufacturing, ADR  824,075 186,645
2,248,978
Software  10.2%
Fair Isaac (1) 79,420 145,176
Microsoft  3,381,435 1,681,960
Salesforce  618,771 168,733
1,995,869
Technology Hardware, Storage & Peripherals  3.4%
Apple  3,204,387 657,444
657,444
Total Information Technology 5,692,560

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  4.5%
Chemicals  2.3%
Linde  592,183 277,840
Sherwin-Williams  476,257 163,528
441,368
Containers & Packaging  1.6%
International Paper  3,291,398 154,136
Packaging Corp. of America  862,298 162,500
316,636
Metals & Mining  0.6%
Steel Dynamics  945,465 121,029
121,029
Total Materials 879,033
REAL ESTATE  0.8%
Health Care Real Estate Investment Trusts  0.6%
Welltower, REIT  719,086 110,545
110,545
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  178,685 36,362
36,362
Total Real Estate 146,907
UTILITIES  1.7%
Gas Utilities  0.9%
Atmos Energy  1,120,110 172,620
172,620
Multi-Utilities  0.8%
Ameren  1,543,664 148,254
148,254
Total Utilities 320,874
Total Common Stocks (Cost $14,252,713) 19,481,735

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.37% (2)(3) 69,120,489 69,120
Total Short-Term Investments (Cost $69,120) 69,120
Total Investments in Securities
100.1% of Net Assets
(Cost $14,321,833) $ 19,550,855
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ —# $ — $ 1,168+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 215,527  ¤  ¤ $ 69,120^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,168 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $69,120.

T. ROWE PRICE U.S. Large-Cap Core Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $14,321,833) $ 19,550,855
Receivable for investment securities sold 55,711
Dividends receivable 10,581
Due from affiliates 6,450
Receivable for shares sold 1,051
Other assets 95
Total assets 19,624,743
Liabilities
Payable for investment securities purchased 53,885
Payable for shares redeemed 30,984
Investment management fees payable 8,394
Payable to directors 15
Other liabilities 318
Total liabilities 93,596
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 19,531,147

T. ROWE PRICE U.S. Large-Cap Core Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 6,104,887
Paid-in capital applicable to 448,000,249 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 13,426,260
NET ASSETS $ 19,531,147
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,920,278; Shares outstanding: 44,239,692) $ 43.41
Advisor Class
(Net assets: $11,591; Shares outstanding: 267,270) $ 43.37
I Class
(Net assets: $2,559,128; Shares outstanding: 59,092,016) $ 43.31
Z Class
(Net assets: $15,040,150; Shares outstanding:
344,401,271) $ 43.67

T. ROWE PRICE U.S. Large-Cap Core Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $241) $ 110,381
Other 19
Total income 110,400
Expenses
Investment management 49,769
Shareholder servicing
Investor Class $ 1,395
Advisor Class 11
I Class 378 1,784
Rule 12b-1 fees
Advisor Class 14
Prospectus and shareholder reports
Investor Class 21
I Class 5
Z Class 3 29
Custody and accounting 265
Registration 167
Directors 31
Legal and audit 18
Miscellaneous 27
Waived / paid by Price Associates (39,179)
Total expenses 12,925
Net investment income 97,475
Realized and Unrealized Gain / Loss –
Net realized gain on securities 619,864
Change in net unrealized gain / loss on securities 328,562
Net realized and unrealized gain / loss 948,426
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,045,901

T. ROWE PRICE U.S. Large-Cap Core Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 97,475 $ 200,140
Net realized gain 619,864 1,592,391
Change in net unrealized gain / loss 328,562 2,035,225
Increase in net assets from operations 1,045,901 3,827,756
Distributions to shareholders
Net earnings
Investor Class – (123,191)
Advisor Class – (751)
I Class – (160,804)
Z Class – (1,012,718)
Decrease in net assets from distributions – (1,297,464)
Capital share transactions
*
Shares sold
Investor Class 89,904 379,934
Advisor Class 649 3,274
I Class 86,706 683,916
Z Class 197,792 1,223,646
Distributions reinvested
Investor Class – 119,695
Advisor Class – 718
I Class – 153,363
Z Class – 1,012,718
Shares redeemed
Investor Class (218,730) (636,118)
Advisor Class (2,245) (6,256)
I Class (150,600) (273,515)
Z Class (746,600) (1,943,634)
Increase (decrease) in net assets from capital
share transactions (743,124) 717,741

T. ROWE PRICE U.S. Large-Cap Core Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase during period 302,777 3,248,033
Beginning of period 19,228,370 15,980,337
End of period $ 19,531,147 $ 19,228,370
*Share information (000s)
Shares sold
Investor Class 2,188 9,258
Advisor Class 15 82
I Class 2,114 16,484
Z Class 4,849 31,721
Distributions reinvested
Investor Class – 2,818
Advisor Class – 17
I Class – 3,619
Z Class – 23,778
Shares redeemed
Investor Class (5,369) (15,460)
Advisor Class (54) (154)
I Class (3,700) (6,569)
Z Class (18,012) (47,231)
Increase (decrease) in shares outstanding (17,969) 18,363

T. ROWE PRICE U.S. Large-Cap Core Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Large-Cap
Core Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth. The fund has four classes of shares: the U.S. Large-Cap Core
Fund, Inc. (Investor Class), the U.S. Large-Cap Core Fund–Advisor Class
(Advisor Class), the U.S. Large-Cap Core Fund–I Class (I Class) and the U.S.
Large-Cap Core Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred,

T. ROWE PRICE U.S. Large-Cap Core Fund

are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the fund realized $60,947,000 of net gain on
$141,249,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE U.S. Large-Cap Core Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE U.S. Large-Cap Core Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE U.S. Large-Cap Core Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On June 30, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $7,036,468,000 and $7,552,717,000, respectively, for the six months ended June 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE U.S. Large-Cap Core Fund

At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $14,341,849,000. Net unrealized gain aggregated $5,209,006,000 at period-end, of which $5,569,178,000 related to appreciated investments and $360,172,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.

T. ROWE PRICE U.S. Large-Cap Core Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE U.S. Large-Cap Core Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $2,539,000 remain subject to repayment by the fund at June 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $909,000 for T. Rowe Price Services, Inc.;
and $66,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.64% 1.13% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 02/28/27 N/A
(Waived)/repaid during the
period ($000s) $(484) $— $— $(38,695)

T. ROWE PRICE U.S. Large-Cap Core Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was charged $119,000 for shareholder servicing costs related to the college savings plans, of which $40,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, approximately 26% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the

T. ROWE PRICE U.S. Large-Cap Core Fund

security. During the six months ended June 30, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of June 30, 2025.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,

T. ROWE PRICE U.S. Large-Cap Core Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE U.S. Large-Cap Core Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE U.S. Large-Cap Core Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Large-Cap Core Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Large-Cap Core Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group and Expense Universe) and third quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group), second quintile (Expense Universe), and first quintile (Advisor Class Expense
Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Large-Cap Core Fund

Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F190-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025